SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total revenues | Customer concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	31.00%	30.00%	34.00%
Total revenues | Customer concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	12.00%	21.00%	26.00%
Total revenues | Customer concentration risk | C
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	15.00%
Accounts receivable | Credit concentration risk | A
Concentration of credit risk
Concentration of risk (as a percent)	21.00%	15.00%
Accounts receivable | Credit concentration risk | B
Concentration of credit risk
Concentration of risk (as a percent)	13.00%	18.00%
Accounts receivable | Credit concentration risk | C
Concentration of credit risk
Concentration of risk (as a percent)		13.00%
Accounts receivable | Credit concentration risk | D
Concentration of credit risk
Concentration of risk (as a percent)	31.00%	17.00%